Significant events (Details)			6 Months Ended
	Feb. 20, 2019 USD ($) T	Oct. 31, 2018 USD ($) T	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	[1]	Jun. 27, 2019 USD ($)	Jun. 14, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares		Mar. 29, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Treasury stock (in shares) | shares			215,499,145						218,786,812
Percentage of outstanding shares held in treasury			2.06%
Non-current assets held for sale (Note 8)			$ 23,212,000						$ 42,000,000	[1]
Losses on disposals of property, plant and equipment			74,000	$ 0
LR1 Genmar Compatriot
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of vessel			6,615,000
Losses on disposals of property, plant and equipment			0
Gains on disposals of property, plant and equipment			442,000
Vessels
Disclosure of detailed information about borrowings [line items]
Non-current assets held for sale (Note 8)			23,212,000						42,000,000
Vessels | Suezmax Felicity
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T		157,667
Proceeds from sale of vessel		$ 42,000,000
Losses on disposals of property, plant and equipment		3,000,000
Vessels | LR1 Genmar Compatriot
Disclosure of detailed information about borrowings [line items]
VLCC weight (in deadweight tons) | T	72,768
Proceeds from sale of vessel	$ 6,750,000
Gains on disposals of property, plant and equipment	$ 400,000
Carrying value | Vessels | Suezmax Felicity
Disclosure of detailed information about borrowings [line items]
Non-current assets held for sale (Note 8)		$ 45,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200,000,000				$ 50,000,000		$ 150,000,000
Borrowings, interest rate							7.50%
Borrowings, premium							101.00%
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 100,000,000		$ 220,000,000.0			$ 220,000,000.0
Treasury shares
Disclosure of detailed information about borrowings [line items]
Treasury stock (in shares) | shares			4,525,568						1,237,901

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.